Summary of Significant Accounting Policies (Details)		6 Months Ended			12 Months Ended
	Apr. 01, 2021	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Escrow account		$ 200,000			$ 200,000
Restricted cash		209,622			209,317
Inventory write-down		108,257		$ 73,643
Deferred IPO costs
Advance from customers		151,594			207,293
Revenue recognized on advance from customer		207,293		186,874
Government subsidies received		138,845
Employee social security and welfare benefits		231,525		$ 193,143
Underpayment tax		(15)	¥ 100
Value added tax percentage	16.00%
Cash and restricted cash		721,215			2,672,506
Cash and restricted cash in outside country		$ 3,278,213			$ 3,062,241
Mainland China [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage		13.00%	13.00%
Netherlands [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage		21.00%	21.00%	21.00%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage
Supplier One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.10%	10.10%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.80%	10.80%		10.70%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.60%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.20%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.00%	10.00%	20.80%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		23.20%	23.20%		21.60%
Two Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		14.70%	14.70%	10.70%
Two Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.10%	10.10%		10.40%
Three Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		11.70%	11.70%
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Future payment							$ 2,524,923	$ 822,408